Subsequent Events - Private Placement of Common Stock and Warrants through Placement Agent (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2023 shares	Aug. 31, 2022 shares	Jun. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2023 shares	May 31, 2022 shares	May 31, 2021 shares	Mar. 31, 2023 $ / shares	Jan. 31, 2023
Subsequent Events
Stock issued for private offerings (in shares)	400,000	4,600,000		500,000	7,900,000
Class of warrants, exercise price | $ / shares							$ 0.50
Term of warrants							5 years	10 years
Private Equity Offering
Subsequent Events
Stock issued for private offerings (in shares)						8,900,000
Term of warrants						5 years
Subsequent Event | Private Equity Offering
Subsequent Events
Stock issued for private offerings (in shares)			50,700,000
Gross proceeds | $			$ 12.9
Proceeds from private equity offering | $			$ 11.3
Common stock per unit			1
Number of shares per warrant			0.75
Class of warrants, exercise price | $ / shares			$ 0.30
Combination Stock Warrant | $ / shares			$ 0.255
Warrant issued			38,100,000
Warrant exercise price percentage of final unit price			120.00%
Term of warrants			5 years